Designated Accounting Hedges - Summary of Hedge Ineffectiveness Gains (Losses) Recognized in Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	$ (114)
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	(83)
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	(31)	$ 49	$ (62)
Fair value hedges [member] | Hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income		(24)	(520)
Fair value hedges [member] | Hedged items attributable to hedged risks [member]
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income		73	458
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	$ (1)	$ 0	$ 0